Offerings	Feb. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Convertible Perpetual Preferred Stock, par value $0.0001 per share
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(Note 1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3, to which this exhibit relates, also covers an indeterminable number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents the maximum number of shares of the Registrant's Series A Convertible Perpetual Preferred Stock ("Series A Preferred Stock") that may be sold by selling stockholders, which are convertible into an aggregate of up to 2,326,190 shares of Class A Common Stock also being registered for resale by the selling stockholders, pursuant to the terms described in the registration statement to which this fee table relates. Pursuant to Rule 457(i) and consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, because no additional consideration will be received upon conversion of the Series A Preferred Stock, no registration fee is required and the registration fee with respect to the Series A Preferred Stock has been allocated to the underlying Class A Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	2,326,190
Proposed Maximum Offering Price per Unit	21.34
Maximum Aggregate Offering Price	$ 49,640,894.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,855.41
Offering Note	(Note 2a) Pursuant to Rule 416(a) under the Securities Act, the registration statement on Form S-3, to which this exhibit relates, also covers an indeterminable number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Because there is no public market for the Series A Preferred Stock registered hereunder, the proposed maximum offering price per share and aggregate maximum offering price has been determined pursuant to Rule 457(c) under the Securities Act with respect to the underlying Class A Common Stock, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low sale prices for the Class A Common Stock as reported on the New York Stock Exchange on February 12, 2026.